PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 13, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
PRIVATE PLACEMENT
Proceeds from sale of private warrants		$ 0	$ 4,299,500	$ 4,299,500
Exercise price of warrant		$ 11.50		$ 11.50
Over-allotment option
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	266,402	266,402		266,402
Price of warrants	$ 0.93
Proceeds from sale of private warrants	$ 247,500
Over-allotment option | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued				266,402
Price of warrants		$ 0.93		$ 0.93
Proceeds from sale of private warrants		$ 247,500		$ 247,500
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	4,361,456	4,361,456		4,361,456
Price of warrants	$ 0.93			$ 0.93
Proceeds from sale of private warrants	$ 4,052,000			$ 4,052,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50			$ 11.50
Business combination extension period	12 months
Private Placement | Private Placement Warrants | Maximum
PRIVATE PLACEMENT
Business combination extension period	18 months